Share-Based and Other Non-Cash Compensation - Shares of Common Stock Available for Future Issuance (Details)	Jun. 30, 2025 shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares of Common Stock Available for Future Issuance	2,393,715
2016 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares of Common Stock Available for Future Issuance	1,449,715
2016 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares of Common Stock Available for Future Issuance	944,000